Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Grants of Certain Equity Awards

Grant approval for executive officers occurs at regularly scheduled meetings of the Human Capital Committee. The timing of grants is not coordinated with the release of material non-public information, and the Human Capital Committee does not take material nonpublic information into account when determining the timing and terms of awards. Stock option awards are priced at fair market value on the date of grant (as defined under our equity plan) and awards of restricted stock units are also made in accordance with the terms of our equity plan.

In addition to grants made as part of our annual equity grant process for our current employees, grants may also be made during the year to newly hired employees as part of the in-hire compensation package, as well as to existing employees for purposes of promotion or retention, as part of a special incentive program or in recognition of special achievements. Any such grants to executive officers are generally approved at regularly scheduled meetings of the Human Capital Committee.

We do not grant “re-load” options, make loans to executive officers for any purpose, including to exercise stock options, nor do we grant stock options at a discount.

During 2025, we did not grant stock options, stock appreciation rights, or similar option‐like instruments to our Named Executive Officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 10-K, 10-Q, or Form 8-K that discloses material nonpublic information.

Award Timing Method

During 2025, we did not grant stock options, stock appreciation rights, or similar option‐like instruments to our Named Executive Officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 10-K, 10-Q, or Form 8-K that discloses material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false